INCOME TAX (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 54,622	$ 75,931
Deferred tax liabilities	(222,241)	(267,599)
Net deferred tax liabilities	(167,619)	(191,668)
Net deferred tax liabilities	(167,619)	(191,668)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	191,668	19,499
Deferred income tax (recovery) expense through income statement	(24,831)	(3,870)
Deferred income tax expense through equity	782	176,039
Ending balance	167,619	191,668
Reclamation and closure cost obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	14,942	15,872
Carried forward tax loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,552	4,192
Accounts payable and accrued liability [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	13,286	19,370
Deductibility of resource taxes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,406	3,085
Lease obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,374	8,270
Other deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	86	1,153
Mineral Properties [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(202,087)	(244,296)
Mining and foreign withholding taxes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(3,524)	(4,523)
Equipment and Building [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11,976	23,989
Convertible Debentures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(831)	(1,198)
Inflation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(4,306)	(10,163)
Other deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (11,493)	$ (7,419)